------------------------------------------------------
COLONIAL HIGH INCOME MUNICIPAL TRUST SEMIANNUAL REPORT
------------------------------------------------------

May 31, 2001

[graphic omitted]

President's Message

Dear Shareholder:

Toward the end of 2000, it became apparent that the US economy was not going to experience the "soft landing" the Federal Reserve Board (the Fed) had intended. In hopes of re-stimulating the sagging economy, the Fed began reducing short-term interest rates just after the first of the year. We saw five rate cuts during the six-month period ended May 31, 2001, bringing the short-term interest rate down from 6.5% to 4.0%.

The aggressive rate cuts created some concern in the markets that the Fed was providing too much economic stimulation, causing some fear that inflationary pressures could surface. However, the weakness in the economy, and in corporate profits, prompted investors to rotate some assets out of the stock market and into the municipal bond market -- a shift which provided support for municipal bond prices.

The following report will provide you with information about the fund's performance and the strategies used by portfolio manager Maureen G. Newman and associate portfolio manager Gary Lasman. As always, we thank you for choosing Colonial High Income Municipal Trust and for giving us the opportunity to serve your investment needs.

     Respectfully,

 /s/ Stephen E. Gibson

     Stephen E. Gibson
     President
     July 12, 2001

----------------------------
NOT FDIC   MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
----------------------------

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

As economic growth slowed and the stock market weakened, investors looked to diversify their portfolios by investing in municipal bonds. The Colonial High Income Municipal Trust benefited from this increased demand for municipal bonds, returning 5.46% at NAV for the six-month period ended May 31, 2001. This performance exceeded that of the fund's benchmark, the Lehman Municipal Bond Index, which returned 4.73% for the same period. A strong income stream also helped to boost total return during the period.

The fund is leveraged through the use of preferred shares, which pay interest rates comparable to those of short-term securities. Approximately one-third of the fund's assets were raised through the issuance of preferred shares, and that money was invested in long-term municipal bonds which typically pay higher yields. While the issuance of preferred shares provides the possibility of higher tax-exempt income, it also adds price volatility to the portfolio.

During the first half of 2001, the Fed aggressively cut interest rates. We feel the bond market probably overreacted to concerns about inflation stemming from these cuts, and that the recent drop in bond prices has created some good opportunities in the bond market. While we do not expect to see inflation return in the months to come, we also do not expect a strong economic rebound in the second half of 2001. We anticipate further rate cuts from the Fed, although not on such an aggressive schedule, and we have positioned the fund to take advantage of lower long-term interest rates.

/s/ Maureen G. Newman                /s/ Gary A. Lasman

MAUREEN G. NEWMAN is portfolio manager of Colonial High Income Municipal Trust and a senior vice president of Colonial Management Associates, Inc. (CMA).

GARY A. LASMAN is associate portfolio manager of Colonial High Income Municipal Trust and a vice president of CMA.

Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The municipal bond management team identifies problems and opportunities and reacts quickly to market changes.

SIX-MONTH CUMULATIVE TOTAL RETURNS,
ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS
FOR THE PERIOD ENDED 5/31/01 (%)
------------------------------
NAV                       5.46
------------------------------
Market price             15.95
------------------------------
Distributions
declared per
common share,
12/1/00 - 5/31/01(1)    $0.219
------------------------------

(1) portion of the trust's
    income may be subject to
    the alternative minimum
    tax. The trust may at
    times purchase tax-exempt
    securities at a discount
    from their original issue
    price. Some or all of this
    discount may be included
    in the trust's ordinary
    income, and any market
    discount is taxable when
    distributed.

PRICE PER SHARE AS OF 5/31/01 ($)
------------------------------
NAV                       7.06
------------------------------
Market price              6.45
------------------------------

TOP FIVE INDUSTRY SECTORS AS OF 5/31/01 (%)
------------------------------
Hospitals                 13.1
------------------------------
Airport                   11.2
------------------------------
Local General Obligations  9.1
------------------------------
Nursing Home               8.6
------------------------------
Multi-Family               6.9
------------------------------

Sector breakdowns are calculated
as a percentage of net assets.

QUALITY BREAKDOWN AS OF 5/31/01 (%)
------------------------------
AAA                       31.7
------------------------------
AA                         8.2
------------------------------
A                          9.2
------------------------------
BBB                       12.4
------------------------------
BB                         2.2
------------------------------
CCC                        0.2
------------------------------
D                          0.1
------------------------------
Non-rated                 34.1
------------------------------
Cash equivalents           1.9
------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the trust is actively managed, there can be no guarantee the trust will continue to maintain these quality breakdowns or invest in these sectors in the future.

-------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------------------------------
May 31, 2001 (Unaudited)

MUNICIPAL BONDS - 96.2%                                                 PAR             VALUE
-------------------------------------------------------------------------------------------------------
EDUCATION - 2.1%
EDUCATION - 2.1%
CA Loyola Marymount University,
  (a) 10/01/19                                                         $   2,025,000      $     751,563
CA Statewide Communities Development Authority, Crossroads
  School for Arts & Sciences,
  Series 1998,
  6.000% 08/01/28                                                          1,350,000          1,365,039
IL State Development Finance Authority, Latin School of
  Chicago, Series 1998,
  5.650% 08/01/28                                                            230,000            215,117
MA State Industrial Finance Agency:
  Cambridge Friends School,
  Series 1998,
  5.800% 09/01/28                                                          1,000,000            938,250
  St. John's High School, Series 1998,
  5.350% 06/01/28                                                            300,000            271,311
MI Southfield Economic Development Corp., Lawrence University,
  Series 1998 A,
  5.400% 02/01/18                                                          1,000,000            927,700
MN Victoria, Holy Family Catholic High School, Series 1999 A,
  5.875% 09/01/29                                                          1,000,000            936,250
VT State Educational & Health Buildings Finance Agency,
  Norwich University, Series 1998,
  5.500% 07/01/21                                                          1,500,000          1,446,945
WV State University, Series 2000 A,
  (a) 04/01/19                                                             1,000,000            374,760
                                                                                          -------------
                                                                                              7,226,935
                                                                                          -------------
-------------------------------------------------------------------------------------------------------
HEALTHCARE - 25.8%
CONGREGATE CARE RETIREMENT - 2.9%
CA Statewide Community Development Authority, Eskaton
  Village - Grass Valley, Series 2000,
  8.250% 11/15/31                                                          1,000,000            997,940
KS Manhattan, Meadowlark Hills Retirement Home, Series 1999 A,
  6.375% 05/15/20                                                            650,000            621,563
KY State Economic Development Finance Authority, Christian
  Church Homes of Kentucky, Inc., Series 1998,
  5.500% 11/15/30                                                            320,000            257,443
MA Boston Industrial Development Financing Authority,
  Springhouse, Inc., Series 1988,
  5.875% 07/01/20                                                            605,000            490,050
MA State Development Finance Agency, Series 1999 A:
  5.625% 07/01/15                                                            500,000            427,425
  5.750% 07/01/23                                                            250,000            204,510
MN Columbia Heights, Crest View Corp., Series 1998,
  6.000% 03/01/33                                                            740,000            616,050
NH State Higher Educational & Health Facilities Authority,
  Rivermead at Peterborough, Series 1998:
  5.625% 07/01/18                                                            500,000            408,750
  5.750% 07/01/28                                                            500,000            394,375
NJ Economic Development Authority, Seabrook Village, Inc.,
  Series 2000 A,
  8.250% 11/15/30                                                            625,000            624,219
PA Lancaster Industrial Development Authority, Garden Spot
  Village, Series 2000 A,
  7.625% 05/01/31                                                            500,000            503,750
PA Philadelphia Authority for Industrial Development,
  Baptist Home of Philadelphia, Series 1998 A:
  5.500% 11/15/18                                                            360,000            286,200
  5.600% 11/15/28                                                            500,000            378,750
TN Metropolitan Government, Nashville & Davidson Counties,
  Blakeford at Green Hills, Series 1998,
  5.650% 07/01/24                                                            600,000            461,250
TX Abilene Health Facilities Development Corp., Sears
  Methodist Retirement Obligation Group:
  Series 1998 A,
  5.900% 11/15/25                                                          1,000,000            796,250
  Series 1999,
  6.000% 11/15/29                                                            500,000            396,875
WI State Health & Educational Facilities Authority:
  Attic Angel Obligated Group,
  5.750% 11/15/27                                                          1,000,000            772,500
  Clement Manor, Series 1998,
  5.750% 08/15/24                                                            600,000            483,000
  United Lutheran Program for Aging, Inc.,
  5.700% 03/01/28                                                          1,000,000            787,500
                                                                                          -------------
                                                                                              9,908,400
                                                                                          -------------
HEALTH SERVICES - 0.2%
IL State Health Facilities Authority, Midwest Physician
  Group, Ltd., Series 1998,
  5.500% 11/15/19                                                            120,000             95,509
MA State Development Finance Agency, Boston Biomedical
  Research Institute, Series 1999:
  5.650% 02/01/19                                                            200,000            185,942
  5.750% 02/01/29                                                            450,000            411,435
                                                                                          -------------
                                                                                                692,886
                                                                                          -------------
HOSPITALS - 13.1%
AR Conway Health Facilities Board, Conway Regional Medical
  Center:
  Series 1999 A,
  6.400% 08/01/29                                                            425,000            431,677
  Series 1999 B,
  6.400% 08/01/29                                                          1,000,000          1,015,710
AZ Maricopa County Industrial Development Authority:
  Mayo Clinic Hospital, Series 1998,
  5.250% 11/15/37                                                          6,000,000          5,867,340
  National Health Facilities II Project,
  5.100% 01/01/33                                                          4,500,000          4,331,835
CA State Health Facilities Financing Authority, Cedars-
  Sinai Medical Center, Series 1999 A,
  6.125% 12/01/30                                                            750,000            781,508
CO State Health Care Facilities Authority, National Jewish
  Medical & Research Center, Series 1998,
  5.375% 01/01/23                                                            330,000            276,177
CO State Health Facilities Authority, Parkview Medical
  Center, Inc., Series 2001,
  6.600% 09/01/25                                                            300,000            298,875
FL Tampa, H. Lee Moffitt Cancer Center, Series 1999 A,
  5.750% 07/01/29                                                          2,000,000          1,921,920
GA Forsyth County Hospital Authority, Georgia Baptist
  Heathcare System, Series 1998,
  6.000% 10/01/08                                                          1,000,000            980,000
IL Health Facilities Authority, Thorek Hospital & Medical
  Center,
  5.250% 08/15/18                                                            600,000            497,424
IL Southwestern Illinois Development Authority, Anderson
  Hospital, Series 1999,
  5.500% 08/15/20                                                            225,000            193,869
IL State Health Facilities Authority, Swedish American Hospital,
  Series 2000,
  6.875% 11/15/30                                                            500,000            524,965
LA State Public Facilities Authority, Touro Infirmary, Series 1999,
  5.625% 08/15/29                                                          1,100,000          1,046,980
MI Dickinson County Healthcare System, Series 1999,
  5.700% 11/01/18                                                            750,000            647,280
MI Flint Hospital Building Authority, Hurley Medical Center,
  Series 1998 A,
  5.375% 07/01/20                                                            625,000            508,169
MI State Hospital Finance Authority, Detroit Medical Center,
  Series 1998 A,
  5.250% 08/15/28                                                            650,000            490,887
MN St. Paul Housing & Redevelopment Authority, Healtheast
  Project, Series A,
  5.700% 11/01/15                                                          1,000,000            761,250
MN Washington County Housing & Redevelopment Authority,
  Healtheast, Inc., Series 1998,
  5.250% 11/15/12                                                          1,500,000          1,211,250
MS State Business Finance Corp., Rush Medical Foundation,
  Inc., Series 1998,
  5.625% 07/01/23                                                          1,450,000          1,153,461
NC Medical Care Commission:
  Gaston Health Care, Series 1998,
  5.000% 02/15/29                                                          5,000,000          4,370,750
  Stanley Memorial Hospital, Series 1999,
  6.375% 10/01/29                                                          1,915,000          1,987,023
NH State Higher Educational & Health Facilities Authority,
  Littleton Hospital Association, Inc., Series 1998 A:
  5.900% 05/01/28                                                            780,000            584,025
  6.000% 05/01/28                                                            625,000            475,000
NY Yonkers Industrial Development Agency, St. Johns
  Riverside Hospital, Series 2001 A,
  7.125% 07/01/31                                                          1,000,000          1,010,980
OH Belmont County, East Ohio Regional Hospital, Series 1998,
  5.700% 01/01/13                                                          1,875,000          1,619,531
OH Highland County Joint Township Hospital District,
  Series 1999,
  6.750% 12/01/29                                                            990,000            866,250
OH Miami County, Upper Valley Medical Center, Inc., Series
  1996 A,
  6.375% 05/15/26                                                          1,000,000            958,480
OH Sandusky County, Memorial Hospital, Series 1998,
  5.150% 01/01/10                                                            250,000            235,285
PA Allegheny County Hospital Development, Ohio Valley
  General Hospital, Series 1998 A,
  5.450% 01/01/28                                                          1,000,000            816,120
PA Pottsville Hospital Authority, Pottsville Hospital &
  Warne Clinic, Series 1998,
  5.500% 07/01/18                                                          1,000,000            825,800
TX Lufkin Health Facilities Development Corp., Memorial
  Health Systems of East Texas, Series 1998,
  5.700% 02/15/28                                                          1,120,000            851,334
TX Richardson Hospital Authority, Baylor Richardson
  Medical Center, Series 1998,
  5.625% 12/01/28                                                          1,200,000          1,028,256
UT Weber County, IHC Health Services, Inc., Series 1999,
  5.000% 08/15/30                                                          2,500,000          2,325,975
VT State Educational & Health Buildings Authority:
  Brattleboro Memorial Hospital,
  5.375% 03/01/28                                                          1,075,000            861,666
  Springfield Hospital, Series A,
  7.750% 01/01/13                                                            910,000            959,795
WA State Health Care Facilities Authority, Kadlec Medical
  Center, Series 2001,
  5.875% 12/01/21                                                            600,000            603,684
WV Hospital Finance Authority, Charleston Medical Center,
  Series 2000 A,
  6.750% 09/01/30                                                          1,000,000          1,056,680
                                                                                          -------------
                                                                                             44,377,211
                                                                                          -------------
INTERMEDIATE CARE FACILITIES - 1.0%
IL State Development Finance Authority, Hoosier Care, Inc.,
  Series 1999 A,
  7.125% 06/01/34                                                          1,225,000          1,076,469
IN State Health Facilities Financing Authority, Hoosier
  Care, Inc.,
  Series 1999 A,
  7.125% 06/01/34                                                            150,000            131,813
PA State Economic Development Financing Authority,
  Northwestern Human Services, Inc., Series 1998 A,
  5.250% 06/01/14                                                          2,510,000          2,144,594
                                                                                          -------------
                                                                                              3,352,876
                                                                                          -------------
NURSING HOMES - 8.6%
AK Juneau, St. Ann's Care Center, Series 1999,
  6.875% 12/01/25                                                            700,000            653,625
CO Healthcare Facilities Authority:
  American Housing Foundation, Inc., Series 1990 A,
  10.250% 12/01/20 (b)                                                     1,300,000            520,000
  Pioneer Healthcare, Series 1989,
  10.500% 05/01/19                                                         1,925,000          1,903,344
CO State Health Facilities Authority, Volunteers of
  America Care Facilities, Inc., Series 1998 A:
  5.450% 07/01/08                                                            300,000            277,125
  5.750% 07/01/20                                                            865,000            704,975
  Series 1999 A,
  6.000% 07/01/29                                                            350,000            281,750
FL Gadsden County Industrial Development Authority,
  Florida Properties, Inc., Series 1988 A,
  10.450% 10/01/18 (b)                                                     1,805,000          1,353,750
IA State Finance Authority, Care Initiatives Project:
  Series 1996,
  9.250% 07/01/25                                                          1,000,000          1,210,000
  Series 1998 B:
  5.750% 07/01/18                                                            550,000            466,813
  5.750% 07/01/28                                                          1,475,000          1,183,688
IN Gary Industrial Economic Development West Side Health
  Care Center, Series 1987 A,
  11.500% 10/01/17                                                         1,395,000          1,407,597
IN Michigan City Health Facilities, Metropolitan Health
  Foundation Inc. Project,
  10.000% 11/01/22 (b)                                                     3,085,000          1,264,850
IN State Health Facilities Financing Authority, Metro
  Health Indiana, Inc., Series 1998,
  6.400% 12/01/33                                                          1,210,000            851,538
KS Washington County Industrial Development Authority,
  Central States, Series 1989,
  10.250% 11/01/19                                                         1,750,000          1,487,500
MA State Development Finance Agency, Alliance Health Care
  Facilities, Series 1999,
  7.100% 07/01/32                                                          1,500,000          1,361,250
MA State Industrial Finance Agency, Woodlawn Nursing Home:
  7.750% 01/01/28                                                          1,598,135          1,392,375
  10.250% 07/01/27                                                           336,372            312,826
MN Carlton, Inter-Faith Social Services, Inc., Series 2000,
  7.750% 04/01/29                                                            750,000            754,688
MN Minneapolis, Walker Methodist Senior Services Group,
  Series 1998 A,
  6.000% 11/15/28                                                            700,000            593,250
MN New Hope, North Ridge Care Center, Inc., Series 1999,
  5.875% 03/01/29                                                            800,000            661,000
MN Sartell, Foundation for Healthcare, Series 1999 A,
  6.625% 09/01/29                                                          1,145,000          1,010,463
NJ State Economic Development Authority, Geriatric &
  Medical Service, Inc., Series B,
  10.500% 05/01/20                                                         2,000,000          1,982,500
PA Chester County Industrial Development, Pennsylvania
  Nursing Home, Inc., Series 1989,
  10.125% 05/01/19 (b)                                                     2,548,000          1,401,400
TN Metropolitan Government, Nashville & Davidson Counties
  Health & Education Facilities, Central States, Series 1989,
  10.250% 11/01/19                                                         1,650,000          1,402,500
TX Kirbyville Health Facilities Development Corp.,
  Heartway III Project:
  Series 1997 A,
  10.000% 03/20/18                                                           708,644            641,323
  Series 1997 B,
  6.000% 03/20/04                                                            106,000              5,300
TX Whitehouse Health Facilities Development Corp., Oak
  Brook Healthcare Center, Series 1989,
  10.000% 12/01/19                                                         1,690,000          1,727,552
WA Kitsap County Housing Authority, Martha & Mary Nursing
  Home,
  7.100% 02/20/36                                                          1,000,000          1,152,190
WI State Health & Educational Facilities Authority, Metro
  Health Foundation, Inc., Series 1993,
  10.000% 11/01/22 (b)                                                     2,775,000          1,137,750
                                                                                          -------------
                                                                                             29,102,922
                                                                                          -------------
-------------------------------------------------------------------------------------------------------
HOUSING - 11.5%
ASSISTED LIVING/SENIOR - 3.6%
CA Abag Finance Authority for Nonprofit Corps., Eskaton
  Gold River Lodge, Series 1998:
  6.375% 11/15/15                                                            750,000            674,063
  6.375% 11/15/28                                                            550,000            466,125
DE Kent County, Heritage at Dover, Series 1999,
  7.625% 01/01/30                                                          1,750,000          1,564,063
GA Columbus Housing Authority, The Gardens at Calvary, Series 1999,
  7.000% 11/15/19                                                            500,000            443,750
IL Clarendon Hills Residential Facilities, Churchill Estate,
  Series 1998 A:
  6.750% 03/01/24 (b)                                                      1,050,000            787,500
  6.750% 03/01/31 (b)                                                      1,370,000          1,027,500
IL State Development Finance Authority, Care Institute, Inc.,
  8.250% 06/01/25                                                          1,285,000          1,317,125
MN Roseville, Care Institute, Inc., Series 1993,
  7.750% 11/01/23                                                          1,740,000          1,468,125
NC State Medical Care Commission, DePaul Community
  Facilities Project, Series 1999,
  7.625% 11/01/29                                                          1,500,000          1,453,125
NY Huntington Housing Authority, Gurwin Jewish Senior Center,
  Series 1999:
  5.875% 05/01/19                                                            700,000            602,875
  6.000% 05/01/29                                                            775,000            652,938
TX Bell County Health Facilities Development Corp., Care
  Institute, Inc.,
  9.000% 11/01/24                                                          1,775,000          1,881,500
                                                                                          -------------
                                                                                             12,338,689
                                                                                          -------------
MULTI-FAMILY - 6.9%
DE Wilmington, Electra Arms Senior Association Project,
  6.250% 06/01/28                                                            970,000            784,488
FL Broward County Housing Finance Authority, Chaves Lake
  Apartment Project, Series 2000,
  7.500% 07/01/40                                                            750,000            762,188
FL Clay County Housing Finance Authority, Madison Commons
  Apartments, Series 2000 A,
  7.450% 07/01/40                                                            750,000            762,188
GA Clayton County Housing Authority, Magnolia Park Apartments,
  Series 1999 A,
  6.250% 06/01/30                                                            955,000            861,162
MN Lakeville, Southfork Apartments Project:
  Series 1989 B,
  (a) 02/01/20                                                               921,000          1,017,314
  Series 1989 A,
  9.875% 02/01/20                                                          2,570,000          2,603,204
MN Robbinsdale Economic Development Authority, Broadway
  Court, Series 1999 A,
  6.875% 01/01/26                                                            500,000            465,625
MN Washington County Housing & Redevelopment Authority,
  Cottages of Aspen, Series 1992,
  9.250% 06/01/22                                                          1,030,000          1,072,488
MN White Bear Lake, Birch Lake Townhome Project:
  Series 1989 A,
  10.250% 07/15/19 (c)                                                     2,200,000          2,277,000
  Series 1989 B,
  (a) 07/15/19 (c)                                                           720,000            291,060
NC Eastern Carolina Regional Housing Authority, New River
  Apartments-Jacksonville, Series 1994,
  8.250% 09/01/14                                                          1,690,000          1,690,000
NY Nyack Housing Assistance Corp., Nyack Plaza Apartments,
  7.375% 06/01/21                                                            341,735            342,412
Resolution Trust Corp., Pass Through Certificates, Series
  1993 A,
  8.750% 12/01/16 (d)                                                      4,154,935          4,174,089
TN Franklin Industrial Board, Landings Apartment Project,
  Series 1996 B,
  8.750% 04/01/27                                                            905,000            954,775
TX El Paso County Housing Finance Corp., American Village
  Communities:
  Series 2000 C,
  8.000% 12/01/32                                                            400,000            399,000
  Series 2000 D,
  10.000% 12/01/32                                                           425,000            423,938
TX Galveston Health Facilities Center,
  8.000% 08/01/23 (d)                                                      1,000,000          1,028,750
TX State Department of Housing & Community Affairs, Pebble
  Brooks Apartments, Series 1998,
  5.500% 12/01/18                                                          1,000,000          1,000,730
VA Alexandria Redevelopment & Housing Authority,
  Courthouse Commons Apartments,
  Series 1990 A,
  10.000% 01/01/21                                                         1,500,000          1,350,000
WA Vancouver Housing Authority, Series I,
  5.500% 03/01/28                                                          1,000,000            959,380
                                                                                          -------------
                                                                                             23,219,791
                                                                                          -------------
SINGLE FAMILY - 1.0%
LA Louisiana Housing Finance Agency, Residual Lien
  Mortgage, Series 1992,
  7.375% 09/01/13                                                            100,000            101,857
OH State Housing Finance Agency, Series B 4, IFRN
  (variable rate)
  9.970% 03/31/31                                                            475,000            496,375
TX Bexar County Housing Finance Corp., GNMA Collateralized
  Mortgage, Series 1989 A,
  8.200% 04/01/22                                                          1,635,000          1,653,835
WA State Housing Finance Commission, Series 1992,
  6.150% 01/01/26                                                            980,000          1,058,028
                                                                                          -------------
                                                                                              3,310,095
                                                                                          -------------
-------------------------------------------------------------------------------------------------------
INDUSTRIAL - 3.2%
FOOD PRODUCTS - 1.1%
IN Hammond, American Maize Products Co., Series 1994,
  8.000% 12/01/24                                                          2,000,000          2,052,980
LA Southern Louisiana Port Commission, Cargill, Inc. Project,
  5.850% 04/01/17                                                          1,000,000          1,032,470
MI State Strategic Fund, Michigan Sugar Co., Sebewang Project,
  Series 1998 A,
  6.250% 11/01/15                                                          1,250,000            662,500
                                                                                          -------------
                                                                                              3,747,950
                                                                                          -------------
FOREST PRODUCTS - 0.5%
GA Rockdale County Development Authority, Solid Waste
  Disposal, Visy Paper, Inc., Series 1993,
  7.500% 01/01/26                                                          1,800,000          1,811,250
                                                                                          -------------
MANUFACTURING - 1.1%
IL State Development Finance Authority, Armstrong World
  Industries, Inc. Project,
  5.950% 12/01/24                                                          1,000,000            350,000
IL Will-Kankakee Regional Development Authority, Flanders
  Corp./Precisionaire Project, Series 1997,
  6.500% 12/15/17                                                            920,000            864,800
MA State Industrial Finance Agency, House of Bianchi, Inc.,
  8.750% 06/01/18                                                            285,000            272,531
MN Brooklyn Park, TL Systems Corp., Series 1991,
  10.000% 09/01/16                                                           725,000            802,938
NV Henderson Public Improvement Trust, Integrated Coating
  Technology Corp., Series 2000,
  6.625% 11/01/10 (b)                                                        271,540              5,431
TX Trinity River Authority, Texas Instruments Project,
  Series 1996,
  6.200% 03/01/20                                                          1,000,000          1,035,340
WA Pilchuck Public Development Corp., Goodrich (B.F.) Co.
  Tramco Project, Series 1993,
  6.000% 08/01/23                                                            420,000            409,563
                                                                                          -------------
                                                                                              3,740,603
                                                                                          -------------
METALS & MINING - 0.5%
MD Baltimore County, Bethlehem Steel Corp. Project, Series B,
  7.500% 06/01/15                                                            500,000            330,000
NV State Department of Business & Industry, Wheeling-
  Pittsburgh Steel Corp., Series 1999 A,
  8.000% 09/01/14                                                          1,000,000            800,000
VA Greensville County Industrial Development Authority,
  Wheeling-Pittsburgh Steel Corp.,
  Series 1999 A:
  6.375% 04/01/04                                                             95,000             76,000
  7.000% 04/01/14                                                            500,000            389,375
                                                                                          -------------
                                                                                              1,595,375
                                                                                          -------------
OTHER - 6.9%
OTHER - 0.5%
MD Baltimore, Park Charles Project, Series 1986,
  8.000% 01/01/15                                                            695,000            709,991
SC Tobacco Settlement Revenue Management Authority,
  Series 2001 B,
  6.375% 05/15/28                                                            975,000            984,760
                                                                                          -------------
                                                                                              1,694,751
                                                                                          -------------
POOL/BOND BANK - 0.2%
MI State Municipal Bond Authority, Local Government Loan
  Project, Series 2001 A,
  5.375% 11/01/17                                                            750,000            764,648
                                                                                          -------------
REFUNDED/ESCROWED (E) - 6.2%
CA Colton Public Financing Authority, Series 1995,
  7.500% 10/01/20                                                          1,920,000          2,100,000
CA San Joaquin Hills Transportation Corridor Agency, Series 1993,
  7.000% 01/01/30                                                            775,000            836,845
CO Denver City and County Airport:
  Series B,
  7.250% 11/15/23                                                            580,000            624,585
  Series C,
  6.125% 11/15/25                                                          2,280,000          2,489,760
FL Clearwater Housing Authority, Hampton Apartments, Series 1994,
  8.250% 05/01/24                                                          2,430,000          2,767,163
ID State Health Facilities Authority, IHC Hospitals, Inc.,
  6.650% 02/15/21                                                          1,750,000          2,069,970
IL State Health Facilities Authority, Edgewater Medical
  Center, Series A,
  9.250% 07/01/24                                                          1,950,000          2,276,430
MA State Health & Educational Facilities, Authority
  Corporation for Independent Living,
  8.100% 07/01/18                                                            680,000            757,350
MN Mille Lacs Capital Improvement Authority, Mille Lacs
  Band of Chippewa, Series 1992 A,
  9.250% 11/01/12                                                            940,000          1,036,350
NC Lincoln County, Lincoln County Hospital,
  9.000% 05/01/07                                                            340,000            394,825
PA Delaware County Authority, Southeastern Pennsyvania
  Obligated Group, Series 1996:
  6.000% 12/15/16                                                          1,400,000          1,525,286
  6.000% 12/15/26                                                          1,000,000          1,039,870
PA Montgomery County Industrial Development Authority,
  Assisted Living Facility, Series 1993 A,
  8.250% 05/01/23                                                            815,000            889,369
TN Shelby County, Health, Education, & Housing Facilities
  Board, Open Arms Development Center, Series 1992 A,
  9.750% 08/01/19                                                          1,760,000          2,277,001
                                                                                          -------------
                                                                                             21,084,804
                                                                                          -------------
-------------------------------------------------------------------------------------------------------
OTHER REVENUE - 1.2%
HOTELS - 0.3%
PA Philadelphia Authority for Industrial Development,
  Doubletree Project,
  6.500% 10/01/27                                                          1,000,000            998,750
                                                                                          -------------
RECREATION - 0.3%
NM Red River Sports Facility, Red River Ski Area Project,
  Series 1998,
  6.450% 06/01/07                                                            945,000            926,100
                                                                                          -------------
RETAIL - 0.6%
NJ State Economic Development Authority, Glimcher
  Properties L.P. Project,
  6.000% 11/01/28                                                          1,250,000          1,170,313
OH Lake County, North Madison Properties, Series 1993,
  8.819% 09/01/11                                                            765,000            765,000
                                                                                          -------------
                                                                                              1,935,313
                                                                                          -------------
-------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 1.5%
DISPOSAL - 0.8%
CT State Development Authority, Sewer Sludge Disposal
  Facilities, Series 1996,
  8.250% 12/01/06                                                            800,000            899,000
MA State Industrial Finance Agency:
  Massachusetts Environmental Services, Series 1994 A,
  8.750% 11/01/21 (b)                                                        975,000            487,500
  Peabody Monofill Associates, Inc., Series 1995,
  9.000% 09/01/05                                                            885,000            929,250
UT Carbon County, Laidlaw Environmental, Series A,
  7.450% 07/01/17                                                            500,000            491,250
                                                                                          -------------
                                                                                              2,807,000
                                                                                          -------------
RESOURCE RECOVERY - 0.7%
MA State Industrial Finance Agency, Ogden Hill Project,
  Series 1998 A,
  5.500% 12/01/13                                                            500,000            486,360
PA Delaware County Industrial Development Authority,
  Series A,
  6.200% 07/01/19                                                          2,000,000          1,965,000
                                                                                          -------------
                                                                                              2,451,360
                                                                                          -------------
TAX-BACKED - 18.6%
LOCAL GENERAL OBLIGATIONS - 9.1%
IL Chicago Board of Education, Series 1997 A,
  5.250% 12/01/30 (f)                                                     14,470,000         13,945,028
IL Cook County, Series 1997 A,
  5.625% 11/15/22                                                          4,200,000          4,294,794
NY New York City:
  Series 1997 A,
  7.000% 08/01/07                                                          1,000,000          1,147,400
  Series 1997 H,
  6.000% 08/01/17                                                          1,400,000          1,489,082
TX Irving Independent School District, Series 1997,
  (a) 02/15/18                                                             1,000,000            399,860
TX San Antonio Independent School District, Series 1997,
  5.000% 08/15/27                                                         10,435,000          9,756,934
                                                                                          -------------
                                                                                             31,033,098
                                                                                          -------------
SPECIAL NON-PROPERTY TAX - 1.8%
IL Metropolitan Pier & Exposition Authority, McCormick
  Place Expansion Project, Series A,
  (a) 06/15/16                                                            10,000,000          4,461,100
OH Hamilton County, Series 2000 B,
  (a) 12/01/21                                                             5,000,000          1,627,750
                                                                                          -------------
                                                                                              6,088,850
                                                                                          -------------
SPECIAL PROPERTY TAX - 2.6%
CA Carson, Series 1992,
  7.375% 09/02/22                                                            185,000            193,094
CA Orange County Community Facilities District, Ladera
  Ranch, Series 1999 A,
  6.700% 08/15/29                                                            500,000            528,750
CA Placer Unified High School District, Series 2000 A,
  (a) 08/01/19                                                             1,700,000            636,667
CA Riverside County Public Financing Authority,
  Redevelopment Projects, Series A,
  5.500% 10/01/22                                                            650,000            628,563
FL Heritage Palms Community Development District:
  Series 1999,
  6.250% 11/01/04                                                          1,240,000          1,249,300
  Series 1999 B,
  6.250% 05/01/05                                                          1,030,000          1,037,725
FL Lexington Oaks Community Development District:
  Series 1998 A,
  6.125% 05/01/19                                                            380,000            372,400
  Series 1998 B,
  5.500% 05/01/05                                                            345,000            342,413
  Series 2000 A,
  7.200% 05/01/30                                                            300,000            309,375
  Series 2000 D,
  6.700% 05/01/07                                                            200,000            204,250
FL Northern Palm Beach County Improvement District, Series
  1999,
  6.000% 08/01/29                                                            750,000            704,063
FL Orlando, Conroy Road Interchange Project, Series 1998
  A:
  5.500% 05/01/10                                                            180,000            176,850
  5.800% 05/01/26                                                            500,000            465,000
FL Stoneybrook Community Development District, Series 1998
  B,
  5.700% 05/01/08                                                            675,000            668,250
MI Taylor Tax Increment Finance Authority, Series 2001,
  5.375% 05/01/17                                                          1,220,000          1,236,324
                                                                                          -------------
                                                                                              8,753,024
                                                                                          -------------
STATE APPROPRIATED - 0.3%
NY State Urban Development Corp., University Facilities Grants,
  Series 1995,
  5.875% 01/01/21                                                          1,000,000          1,088,720
                                                                                          -------------
STATE GENERAL OBLIGATIONS - 4.8%
DC District of Columbia,
  Series 1999 A,
  5.375% 06/01/18                                                          2,395,000          2,423,644
TX State, Series 1999 ABC,
  5.500% 08/01/35                                                          4,200,000          4,205,670
WA State, Series 1999 B,
  5.000% 01/01/24                                                         10,000,000          9,483,700
                                                                                          -------------
                                                                                             16,113,014
                                                                                          -------------
-------------------------------------------------------------------------------------------------------
TRANSPORTATION - 14.5%
AIR TRANSPORTATION - 1.8%
CO Denver City & County Airport, United Airlines Inc.,
  Series 1992 A,
  6.875% 10/01/32                                                          1,645,000          1,622,381
NC Charlotte, US Airways Inc., Series 2000,
  7.750% 02/01/28                                                            750,000            742,500
TX Alliance Airport Authority:
  American Airlines Project,
  7.500% 12/01/29                                                          1,600,000          1,634,992
  Federal Express Corp., Series 1996,
  6.375% 04/01/21                                                          1,000,000          1,011,740
WA Seattle, Northwest Airways,
  7.250% 04/01/30                                                          1,000,000            982,500
                                                                                          -------------
                                                                                              5,994,113
                                                                                          -------------
AIRPORT - 11.2%
CO Denver City & County Airport:
  Series B,
  7.250% 11/15/23                                                          2,275,000          2,423,103
  Series C,
  6.125% 11/15/25                                                          2,840,000          3,140,500
  Series 1997 E,
  5.250% 11/15/23                                                          4,590,000          4,548,047
  Series 1998 B,
  5.000% 11/15/25                                                          2,940,000          2,800,468
MA State Port Authority,
  Series 1998 D,
  5.000% 07/01/28                                                          6,500,000          6,097,715
MI Wayne County, Detroit Metropolitan Airport, Series 1998 A,
  5.000% 12/01/22                                                          2,000,000          1,889,020
MO St. Louis Airport,
  5.000% 07/01/26                                                          4,200,000          3,998,106
OH Cleveland, Series 2001 A,
  5.000% 01/01/31                                                         14,000,000         13,216,140
                                                                                          -------------
                                                                                             38,113,099
                                                                                          -------------
TOLL FACILITIES - 1.2%
CO State Public Highway Authority,
  E-470 Series 2000 B:
  (a) 09/01/18                                                             3,000,000          1,170,750
  (a) 09/01/35                                                             8,750,000            700,875
VA Richmond Metropolitan Authority, Series 1998,
  5.250% 07/15/22                                                          2,000,000          2,035,800
                                                                                          -------------
                                                                                              3,907,425
                                                                                          -------------
TRANSPORTATION - 0.3%
NV State Department of Business & Industry, Las Vegas
  Monorail Project, Series 2000,
  7.375% 01/01/40                                                          1,000,000          1,001,250
                                                                                          -------------
-------------------------------------------------------------------------------------------------------
UTILITY - 10.9%
INDEPENDENT POWER PRODUCER - 2.6%
MI Midland County Economic Development Corp., Series 2000,
  6.875% 07/23/09                                                          1,000,000          1,026,250
NY Port Authority of New York & New Jersey, KIAC Partners,
  Series 1996 IV,
  6.750% 10/01/11                                                          2,000,000          2,105,000
PA State Economic Development Finance Authority:
  Colver Project, Series D,
  7.125% 12/01/15                                                          3,000,000          3,100,920
  Northampton Generating, Series A,
  6.500% 01/01/13                                                          1,000,000            996,710
PR Commonwealth of Puerto Rico Industrial, Educational,
  Medical & Environmental Cogeneration Facilities, AES
  Project, Series 2000,
  6.625% 06/01/26                                                            650,000            682,461
VA Pittsylvania County Industrial Development Authority,
  Multi-trade of Pittsylvania, Series 1994 A,
  7.450% 01/01/09                                                          1,000,000            973,750
                                                                                          -------------
                                                                                              8,885,091
                                                                                          -------------
INVESTOR OWNED - 4.0%
AZ Pima County Industrial Development Authority, Tucson
  Electric Power Co., Series A,
  6.100% 09/01/25                                                      $     750,000      $     689,063
CT State Development Authority, Connecticut Light & Power
  Co., Series 1993 B,
  5.950% 09/01/28                                                            400,000            393,076
IL Bryant, Central Illinois Light Co., Series 1993,
  5.900% 08/01/23                                                          5,000,000          5,047,950
LA Calcasieu Parish Industrial Development Board, Entergy
  Gulf States, Inc., Series 1999,
  5.450% 07/01/10                                                            500,000            483,125
LA West Feliciana Parish, Entergy Gulf States, Inc.,
  Series 1999 B,
  6.600% 09/01/28                                                            500,000            499,375
MS State Business Finance Corp., Systems Energy Resouces
  Project, Series 1998,
  5.875% 04/01/22                                                          2,000,000          1,852,500
WV Pleasant County, Western Pennsylvania Power Co.,
  Series 1999 E,
  5.500% 04/01/29                                                          4,750,000          4,762,778
                                                                                          -------------
                                                                                             13,727,867
                                                                                          -------------
JOINT POWER AUTHORITY - 0.2%
NC Eastern Municipal Power Agency, Series 1999 D,
  6.700% 01/01/19                                                            500,000            531,035
                                                                                          -------------
MUNICIPAL ELECTRIC - 1.6%
NY Long Island Power Authority, Series 1998 A,
  5.250% 12/01/26                                                          2,000,000          1,975,080
WA Chelan County Public Utilities District No. 1, Columbia
  River Rock Hydroelectric,
  (a) 06/01/14                                                             5,000,000          2,539,450
WA Seattle, Series 2001,
  5.500% 03/01/17                                                            750,000            768,128
                                                                                          -------------
                                                                                              5,282,658
                                                                                          -------------
WATER & SEWER - 2.5%
LA Public Facility Belmont Water Authority,
  9.000% 03/15/24 (b)                                                        760,000            608,000
MA State Water Resources Authority, Series 1997 D,
  5.000% 08/01/24                                                          4,000,000          3,835,520
MS Five Lakes Utility District,
  8.250% 07/15/24                                                            500,000            450,625
NH State Industrial Development Authority, Pennichuck
  Water Works, Inc., Series 1988,
  7.500% 07/01/18                                                            565,000            598,194
WA King County, Series 1999,
  5.250% 01/01/30                                                          3,250,000          3,133,455
                                                                                          -------------
                                                                                              8,625,794
                                                                                          -------------
TOTAL MUNICIPAL BONDS
  (cost of $336,763,100)                                                                    326,232,747
                                                                                          -------------

MUNICIPAL PREFERRED STOCKS - 1.2%                                    SHARES
-------------------------------------------------------------------------------------------------------
HOUSING - 1.2%
MULTI-FAMILY - 1.2%
Charter Mac Equity Issue Trust,
  6.625% 06/30/49 (d)                                                      2,000,000          2,035,000
Muni Mae Equity Issue Trust,
  7.750% 11/01/10 (d)                                                      2,000,000          2,112,500
                                                                                          -------------
TOTAL MUNICIPAL PREFERRED STOCKS (cost of $4,000,000)                                         4,147,500
                                                                                          -------------

SHORT-TERM OBLIGATIONS - 1.8%                                           PAR
-------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 1.8% (G)
CO Boulder County, Boulder Medical Center Project, Series
  1998,
  3.150% 01/01/17                                                      $     175,000            175,000
IA State Finance Authority, Diocese of Sioux City, Series
  1999,
  3.000% 03/01/19                                                            200,000            200,000
IA State Higher Education Loan Authority, St.Ambrose
  University:
  Series 1995,
  3.100% 02/01/05                                                            200,000            200,000
  Series 1999,
  3.000% 10/01/09                                                            300,000            300,000
IA Webster County, St. Edmond Project,
  3.000% 07/01/20                                                            100,000            100,000
KS State Development Finance Authority, Series 2000,
  3.100% 05/15/26                                                            900,000            900,000
MI Farmington Hills Hospital Fianance Authority, Botsford
  General Hospital, Series 1991 B,
  3.100% 02/15/16                                                            200,000            200,000
MN Minneapolis:
  Series 1997 B,
  2.850% 12/01/07                                                            585,000            585,000
  Series 1999,
  2.850% 12/01/04                                                            190,000            190,000
MO State Environmental Improvement & Energy Resource
  Authority, Monsanto Co., Series 1993,
  3.050% 06/01/23                                                            400,000            400,000
MS Perry County, Leaf River Forest Project,
  3.100% 03/01/02                                                            400,000            400,000
NV Clark County, Las Vegas Project, Series 1999,
  3.000% 08/01/19                                                            300,000            300,000
NY New York City, Series 1994 A-5,
  3.050% 08/01/20                                                            300,000            300,000
OH Columbus, Series 1995 I,
  2.850% 06/01/16                                                            600,000            600,000
TX Gulf Coast Waste Disposal Authority, Exxon Corp.,
  Series 1995,
  3.050% 06/01/20                                                            385,000            385,000
WY Unita County, Chevron USA, Inc., Project,
  3.050% 08/15/20                                                          1,000,000          1,000,000
                                                                                          -------------
TOTAL SHORT-TERM OBLIGATIONS
  (cost of $6,235,000)                                                                        6,235,000
                                                                                          -------------
TOTAL INVESTMENTS
  (cost of $346,998,100) (h)                                                                336,615,247
                                                                                          -------------
OTHER ASSETS & LIABILITIES, NET - 0.8%                                                        2,742,503
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                       $ 339,357,750
                                                                                          -------------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) This issuer is in default of certain debt covenants. Income is not being accrued.
(c) Accrued interest accumulates in the value of the security and is payable at redemption.
(d) Denotes restricted security, which is subject to restrictions on resale under Federal Securities laws. At May 31, 2001, these securities amounted to $5,176,250, which represented 1.5% of net assets.

Additional information on these restricted securities held at May 31, 2001, is as follows:

                                                          ACQUISITION                  ACQUISITION
SECURITY                                                     DATE                         COST
----------------------------------------------------------------------------------------------------
Charter Mac Equity Issue Trust                             06/11/99                    $  500,000
Muni Mae Equity Issue Trust                                05/30/00                     2,000,000
TX Galveston Health Facilities Center                      09/28/94                     1,000,000

(e) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(f) This security, or a portion thereof, with a total market value of $13,945,028, is being used to collateralize open futures contracts.
(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2001.
(h) Cost for federal income tax purposes is the same.

Short futures contracts open at May 31, 2001:

                                  PAR VALUE                                           UNREALIZED
                                  COVERED BY                EXPIRATION               DEPRECIATION
         TYPE                     CONTRACTS                   MONTH                  AT 05/31/01
----------------------------------------------------------------------------------------------------
Treasury Bond                    $75,100,000                September                $  (614,131)
Municipal Bond                    42,700,000                September                   (310,509)
Treasury Note                     34,000,000                September                   (182,495)
                                                                                     -----------
                                                                                     $(1,107,135)
                                                                                     -----------

           ACRONYM                                                          NAME
-----------------------------------------------------------------------------------------------------
             IFRN                                                Inverse Floating Rate Note

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
May 31, 2001 (Unaudited)

ASSETS
Investments, at value (cost of $346,998,100)                       $336,615,247
Cash                                                                     66,628
Receivable for:
  Interest                                                            5,827,137
  Investments sold                                                    1,177,257
Other assets                                                             46,138
                                                                   ------------
  Total Assets                                                      343,732,407
                                                                   ------------

LIABILITIES
Payable for:
Investments purchased                                                 1,715,007
  Variation margin on futures contracts                               1,283,127
  Distributions -- common shares                                      1,118,808
  Distributions -- preferred shares                                       3,598
  Management fee                                                        226,572
  Bookkeeping fee                                                         7,128
  Trustees' fees                                                          4,200
  Custody fee                                                               607
  Deferred Trustees' fees                                                15,610
                                                                   ------------
  Total Liabilities                                                   4,374,657
                                                                   ------------
NET ASSETS                                                         $339,357,750
                                                                   ------------
COMPOSITION OF NET ASSETS
Auction Preferred shares
  (4,800 shares issued and
  outstanding at $25,000 per share)                                $120,000,000
Paid-in capital -- common shares                                    280,313,561
Overdistributed net investment income                                (1,222,930)
Accumulated net realized loss                                       (48,242,893)
Net unrealized depreciation on:
  Investments                                                       (10,382,853)
  Open futures contracts                                             (1,107,135)
                                                                   ------------
                                                                   $339,357,750
                                                                   ------------
Net Assets at value for 31,078,027 common shares of
  beneficial interest outstanding                                  $219,357,750
                                                                   ------------
Net asset value per common share                                   $       7.06
                                                                   ------------
Net Assets at value including undeclared dividends for
  4,800 preferred shares outstanding                               $120,000,000
                                                                   ------------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended May 31, 2001 (Unaudited)

INVESTMENT INCOME
Interest Income                                                    $10,954,264


EXPENSES
Management fee                                       $1,351,851
Bookkeeping fee                                          42,650
Trustees' fee                                             8,190
Custody fee                                               3,640
Preferred shares remarketing commissions                132,186
Other expenses                                          133,993
  Net Expenses                                                       1,672,510
                                                                   -----------
  Net Investment Income                                              9,281,754
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                            55,594
  Closed futures contracts                          (1,202,737)
                                                    -----------
    Net realized loss                                               (1,147,143)
Net change in unrealized
  appreciation/depreciation on:
  Investments                                         3,706,221
  Open futures contracts                              1,563,558
                                                    -----------
    Net change in unrealized
      appreciation/depreciation                                      5,269,779
                                                                   -----------
  Net Gain                                                           4,122,636
                                                                   -----------
Increase in Net Assets from
  Operations                                                       $13,404,390
                                                                   -----------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           (UNAUDITED)
                                        SIX MONTHS ENDED         YEAR ENDED
                                             MAY 31             NOVEMBER 30
                                             -----              -----------
INCREASE (DECREASE) IN NET ASSETS            2001                  2000
------------------------------------------------------------------------------

OPERATIONS:
Net investment income                    $  9,281,754          $ 19,146,997
Net realized loss on investments and
  futures contracts                        (1,147,143)          (16,825,430)
Net change in unrealized appreciation/
  depreciation on investments and
  futures contracts                         5,269,779               137,081
                                         ------------          ------------
    Net Increase from Operations           13,404,390             2,458,648
                                         ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment
  income -- common shares                  (6,806,088)          (14,824,209)
Distributions from net investment
  income -- preferred shares               (2,215,543)           (5,015,808)
                                         ------------          ------------
    Total Distributions to Shareholders    (9,021,631)          (19,840,017)
                                         ------------          ------------

SHARE TRANSACTIONS:
Preferred share offering (net of
  $282,640 commissions and offering
  costs)                                          --               (282,640)
                                         ------------          ------------
  Total Increase (Decrease) in Net
    Assets                                  4,382,759           (17,664,009)
                                         ------------          ------------
NET ASSETS
Beginning of period                       334,974,991           352,639,000
                                         ------------          ------------
End of period (including
  overdistributed net investment income
  of ($1,222,930) and ($1,483,053),
  respectively)                          $339,357,750          $334,974,991
                                         ------------          ------------
NUMBER OF FUND SHARES:
Common shares:
  Outstanding at end of period             31,078,027            31,078,027
                                         ------------          ------------
Preferred shares:
  Outstanding at end of period                  4,800                 4,800
                                         ------------          ------------

See notse to financial statements.

NOTES TO FINANCIAL STATEMENTS
May 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Colonial High Income Municipal Trust (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end, management investment company. The Trust's investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Trust authorized an unlimited number of common shares of beneficial interest and 4,800 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Trust currently has not determined the impact of the adoption of the new accounting policy.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to common and preferred shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2001 was 3.20% for Series T and 3.10% for Series W. For the six months ended May 31, 2001, the Trust paid dividends to Auction Preferred shareholders amounting to $2,215,543 representing an average APS dividend rate for such period of 3.70%.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 per year plus 0.0233% annually of the Trust's average weekly net assets over $50 million.

OTHER
The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3. PREFERRED SHARE OFFERING
On August 20, 1999, the Trust offered and currently has outstanding 4,800 APS (2,400 shares each of Series T and W). The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds, net of commissions, of $118,500,000, were received upon completion of the offering.

Costs incurred by the Trust in connection with the offering of the APS totaling and $282,640 and $106,148 for fiscal year 2000 and 1999, respectively, were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2001, there were no such restrictions on the Trust.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended May 31, 2001, purchases and sales of investments, other than short-term obligations, were $27,554,005 and $30,412,558, respectively.

Unrealized appreciation (depreciation) at May 31, 2001, based on cost of investments for federal income tax purposes was:
    Gross unrealized appreciation                            $  2,481,343
    Gross unrealized depreciation                             (12,864,196)
                                                             ------------
        Net unrealized depreciation                          $(10,382,853)
                                                             ============

CAPITAL LOSS CARRYFORWARDS
At November 30, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

        YEAR OF EXPIRATION            CAPITAL LOSS CARRYFORWARD
        ------------------            -------------------------
               2001                          $ 5,578,000
               2002                            6,579,000
               2003                            5,268,000
               2004                            2,815,000
               2005                            5,927,000
               2007                            3,942,000
               2008                           14,341,000
                                             -----------
                                             $44,450,000
                                             -----------

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or
(3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Trust's Statement of Assets and Liabilities at any given time.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected per share data, total return, ratios and supplemental data throughout each period are as follows (common shares unless otherwise noted):

                          (UNAUDITED)
                      SIX MONTHS ENDED          YEAR ENDED      PERIOD ENDED
                             MAY 31,           NOVEMBER 30      NOVEMBER 30,                     YEAR ENDED DECEMBER 31
                      ----------------      ----------------  ---------               ---------------------------------------------
                           2001                 2000            1999(A)        1998          1997          1996          1995
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD     $   6.92             $   7.49        $    8.49     $    8.56     $    8.34     $    8.55     $    7.96
                          --------             --------        ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.30                 0.62(g)          0.46          0.52          0.55          0.56          0.60
Commissions and
  offering costs -
  preferred shares              --                (0.01)           (0.05)          --            --            --            --
Net realized and
  unrealized gain
  (loss) on
  investments and
  futures contracts           0.13                (0.54)           (0.92)        (0.07)         0.22         (0.19)         0.58
                          --------             --------        ---------     ---------     ---------     ---------     ---------
    Total from
      Investment
      Operations              0.43                 0.07            (0.51)         0.45          0.77          0.37          1.18
                          --------             --------        ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS
From net investment
  income - common
  shares                     (0.22)               (0.48)           (0.45)        (0.52)        (0.55)        (0.58)        (0.59)
From net investment
  income - preferred
  shares                     (0.07)               (0.16)           (0.04)          --            --            --            --
                          --------             --------        ---------     ---------     ---------     ---------     ---------
    Total
      Distributions
      Declared to
      Shareholders           (0.29)               (0.64)           (0.49)        (0.52)        (0.55)        (0.58)        (0.59)
                          --------             --------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END
  OF PERIOD               $   7.06             $   6.92        $    7.49     $    8.49     $    8.56     $    8.34     $    8.55
                          --------             --------        ---------     ---------     ---------     ---------     ---------
Market price per share
  - common shares         $   6.45             $   5.75        $    6.13     $    8.31     $    8.63     $    8.25     $    7.38
                          --------             --------        ---------     ---------     ---------     ---------     ---------
Total return based on
  market value  - on
  common shares (b)         15.95%(c)             1.05%         (21.72%)(c)      2.47%        11.60%        20.09%        15.65%
                        ----------             --------        ---------     ---------     ---------     ---------     ---------
RATIOS TO AVERAGE NET ASSETS
                                                                        (e)
Expenses (d)                 1.53%(e)(f)          1.60%(f)         1.13%(f)      0.93%         0.96%         1.00%         1.06%
Net investment income                                                   (e)
(d)                          8.50%(e)(f)          6.37%(f)         5.67%(f)      6.02%         6.54%         6.74%         7.15%
Portfolio turnover              8%(c)               10%              16%(c)        29%           17%           15%           23%
Net assets at end of
  period (000) -
  common shares           $219,358             $214,975        $ 232,540     $ 263,705     $ 265,190     $ 257,768     $ 264,467

(a) The Fund changed its fiscal year end from December 31 to November 30.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Annualized.
(f) Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.
(g) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Trust shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan. A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to EquiServe Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial High Income Municipal Trust is:

EquiServe Trust Company
100 Federal Street
Boston, MA  02110
1-800-730-6001

The Colonial High Income Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

TRUSTEES

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

------------------------------------------------------
COLONIAL HIGH INCOME MUNICIPAL TRUST SEMIANNUAL REPORT
------------------------------------------------------

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